Prepayments (Details) - CHF (SFr)	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Advance payments to supplier	SFr 212,207	SFr 442,828
Insurance	139,076	200,246
Other	0	9,839
Total prepayments	SFr 351,283	SFr 652,913